SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended										1 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 Cellocator [Member] USD ($)	Dec. 31, 2011 Cellocator [Member] USD ($)	Dec. 31, 2010 Cellocator [Member] USD ($)	Dec. 31, 2012 Level 2 [Member] USD ($)	Dec. 31, 2011 Level 2 [Member] USD ($)	Jan. 31, 2012 Shagrir Systems Limited [Member]	Jul. 31, 2011 Shagrir Systems Limited [Member]	Dec. 31, 2012 Brand name [Member] USD ($)	Dec. 31, 2011 Brand name [Member] USD ($)	Dec. 31, 2012 Brand name [Member] Minimum [Member]	Dec. 31, 2012 Brand name [Member] Maximum [Member]	Dec. 31, 2012 Customer related intangible [Member] USD ($)	Dec. 31, 2011 Customer related intangible [Member] USD ($)	Dec. 31, 2012 Customer related intangible [Member] Minimum [Member]	Dec. 31, 2012 Customer related intangible [Member] Maximum [Member]	Dec. 31, 2012 Developed technology [Member] USD ($)	Dec. 31, 2011 Developed technology [Member] USD ($)	Dec. 31, 2011 Developed technology [Member] Cellocator [Member] USD ($)	Dec. 31, 2012 Patents [Member] USD ($)	Dec. 31, 2011 Patents [Member] USD ($)
Write-off of inventories	$ 337	$ 304	$ 185
Impairment of goodwill and intangible asset		6,216																					520
Projected net cash flows		5 years
Discount rate		17.00%
Long-term growth rate		3.00%
Intangible assets, amortization period															2 years	9 years			5 years	9 years	5 years			8 years
Cost	26,990	25,312											4,514	4,462			16,947	15,321			4,890	4,890	701	639	639
Intangible assets, net of accumulated amortization																							181
Advertising expenses	1,071	992	813
Anti-dilutive securities	0	41,375	0
Stock-based compensation expense	265	515	121
Percentage of share capital held, parent											54.48%	55.99%
Options exercised	1,500	88,468	18,250								2,480	903
Severance expenses	952	1,297	352
Bad debt expense	209	206	156
Goodwill	47,190	44,493	53,926			2,534	2,534	8,750
Forward exchange contracts				1,768	13,951				24	(213)
Forward exchange contracts, consideration	450	3,860
Foreign currency forward contracts	24	(213)
Net earnings on derivative instruments to be reclassified during the next twelve months	$ 24